RELATED PARTIES BALANCES AND TRANSCATIONS - Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade receivables	$ 14	$ 0
Trade payables	(574)	0
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Trade receivables	14	0
Falcon Uru LLC
Disclosure of transactions between related parties [line items]
Trade payables	$ (574)	$ 0